Net Earnings (Loss) Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Earnings (Loss) Per Share [Abstract]
Additional potentially dilutive securities	4,964,000	1,748,000